Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALVERT WORLD VALUES FUND INC
Entity Central Index Key	0000884110
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000214854
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Advancement Fund
Class Name	Class A
Trading Symbol	CEFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[1]
AssetsNet	$ 101,799,779
Holdings Count | Holding	311
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,799,779
# of Portfolio Holdings	311
Portfolio Turnover Rate	34%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	11.9%
Cyprus	2.9%
Malaysia	4.4%
South Africa	4.6%
United Arab Emirates	6.4%
United States	9.3%
India	9.8%
Poland	10.5%
Taiwan	12.3%
China	13.0%
Greece	14.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
National Bank of Greece SA	2.9%
Bank of Cyprus Holdings PLC	2.9%
Tencent Holdings Ltd.	2.7%
Aldar Properties PJSC	2.6%
Eurobank Ergasias Services & Holdings SA, Class A	2.6%
Piraeus Financial Holdings SA	2.2%
Alibaba Group Holding Ltd., ADR	2.0%
Nova Ljubljanska Banka DD GDR	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
Total	26.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000214852
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Advancement Fund
Class Name	Class I
Trading Symbol	CEFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[2]
AssetsNet	$ 101,799,779
Holdings Count | Holding	311
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$101,799,779
# of Portfolio Holdings	311
Portfolio Turnover Rate	34%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	11.9%
Cyprus	2.9%
Malaysia	4.4%
South Africa	4.6%
United Arab Emirates	6.4%
United States	9.3%
India	9.8%
Poland	10.5%
Taiwan	12.3%
China	13.0%
Greece	14.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
National Bank of Greece SA	2.9%
Bank of Cyprus Holdings PLC	2.9%
Tencent Holdings Ltd.	2.7%
Aldar Properties PJSC	2.6%
Eurobank Ergasias Services & Holdings SA, Class A	2.6%
Piraeus Financial Holdings SA	2.2%
Alibaba Group Holding Ltd., ADR	2.0%
Nova Ljubljanska Banka DD GDR	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
Total	26.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000118372
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	CVMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%	[3]
AssetsNet	$ 1,187,180,510
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,187,180,510
# of Portfolio Holdings	71
Portfolio Turnover Rate	56%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	5.3%
Chile	1.5%
Hong Kong	2.3%
Poland	3.6%
Mexico	4.3%
South Africa	4.6%
Brazil	4.6%
South Korea	6.8%
Taiwan	19.5%
India	21.5%
China	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	7.7%
Alibaba Group Holding Ltd.	4.5%
ICICI Bank Ltd.	3.7%
BYD Co. Ltd., Class H	3.6%
HDFC Bank Ltd.	3.5%
Samsung Electronics Co. Ltd.	2.6%
China Merchants Bank Co. Ltd., Class H	2.0%
Mahindra & Mahindra Ltd.	2.0%
Yum China Holdings, Inc.	1.8%
Total	43.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000118373
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	CVMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	2.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.00%	[4]
AssetsNet	$ 1,187,180,510
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,187,180,510
# of Portfolio Holdings	71
Portfolio Turnover Rate	56%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	5.3%
Chile	1.5%
Hong Kong	2.3%
Poland	3.6%
Mexico	4.3%
South Africa	4.6%
Brazil	4.6%
South Korea	6.8%
Taiwan	19.5%
India	21.5%
China	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	7.7%
Alibaba Group Holding Ltd.	4.5%
ICICI Bank Ltd.	3.7%
BYD Co. Ltd., Class H	3.6%
HDFC Bank Ltd.	3.5%
Samsung Electronics Co. Ltd.	2.6%
China Merchants Bank Co. Ltd., Class H	2.0%
Mahindra & Mahindra Ltd.	2.0%
Yum China Holdings, Inc.	1.8%
Total	43.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000118374
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	CVMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[5]
AssetsNet	$ 1,187,180,510
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,187,180,510
# of Portfolio Holdings	71
Portfolio Turnover Rate	56%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	5.3%
Chile	1.5%
Hong Kong	2.3%
Poland	3.6%
Mexico	4.3%
South Africa	4.6%
Brazil	4.6%
South Korea	6.8%
Taiwan	19.5%
India	21.5%
China	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	7.7%
Alibaba Group Holding Ltd.	4.5%
ICICI Bank Ltd.	3.7%
BYD Co. Ltd., Class H	3.6%
HDFC Bank Ltd.	3.5%
Samsung Electronics Co. Ltd.	2.6%
China Merchants Bank Co. Ltd., Class H	2.0%
Mahindra & Mahindra Ltd.	2.0%
Yum China Holdings, Inc.	1.8%
Total	43.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000199810
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	CVMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%	[6]
AssetsNet	$ 1,187,180,510
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,187,180,510
# of Portfolio Holdings	71
Portfolio Turnover Rate	56%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	5.3%
Chile	1.5%
Hong Kong	2.3%
Poland	3.6%
Mexico	4.3%
South Africa	4.6%
Brazil	4.6%
South Korea	6.8%
Taiwan	19.5%
India	21.5%
China	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	7.7%
Alibaba Group Holding Ltd.	4.5%
ICICI Bank Ltd.	3.7%
BYD Co. Ltd., Class H	3.6%
HDFC Bank Ltd.	3.5%
Samsung Electronics Co. Ltd.	2.6%
China Merchants Bank Co. Ltd., Class H	2.0%
Mahindra & Mahindra Ltd.	2.0%
Yum China Holdings, Inc.	1.8%
Total	43.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023776
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class A
Trading Symbol	CWVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%	[7]
AssetsNet	$ 900,947,246
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$900,947,246
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Australia	2.9%
Belgium	3.1%
Denmark	4.3%
Germany	4.8%
Netherlands	7.0%
Japan	8.9%
Spain	10.3%
France	10.9%
Switzerland	12.3%
United Kingdom	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.4%
ASML Holding NV	4.2%
AstraZeneca PLC	3.9%
London Stock Exchange Group PLC	3.7%
Iberdrola SA	3.7%
Compass Group PLC	3.5%
Siemens AG	3.4%
Amadeus IT Group SA	3.3%
Banco Santander SA	3.3%
KBC Group NV	3.1%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023778
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class C
Trading Symbol	CWVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.89%	[8]
AssetsNet	$ 900,947,246
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$900,947,246
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Australia	2.9%
Belgium	3.1%
Denmark	4.3%
Germany	4.8%
Netherlands	7.0%
Japan	8.9%
Spain	10.3%
France	10.9%
Switzerland	12.3%
United Kingdom	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.4%
ASML Holding NV	4.2%
AstraZeneca PLC	3.9%
London Stock Exchange Group PLC	3.7%
Iberdrola SA	3.7%
Compass Group PLC	3.5%
Siemens AG	3.4%
Amadeus IT Group SA	3.3%
Banco Santander SA	3.3%
KBC Group NV	3.1%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023779
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class I
Trading Symbol	CWVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%	[9]
AssetsNet	$ 900,947,246
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$900,947,246
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Australia	2.9%
Belgium	3.1%
Denmark	4.3%
Germany	4.8%
Netherlands	7.0%
Japan	8.9%
Spain	10.3%
France	10.9%
Switzerland	12.3%
United Kingdom	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.4%
ASML Holding NV	4.2%
AstraZeneca PLC	3.9%
London Stock Exchange Group PLC	3.7%
Iberdrola SA	3.7%
Compass Group PLC	3.5%
Siemens AG	3.4%
Amadeus IT Group SA	3.3%
Banco Santander SA	3.3%
KBC Group NV	3.1%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211925
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class R6
Trading Symbol	CIESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[10]
AssetsNet	$ 900,947,246
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$900,947,246
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Australia	2.9%
Belgium	3.1%
Denmark	4.3%
Germany	4.8%
Netherlands	7.0%
Japan	8.9%
Spain	10.3%
France	10.9%
Switzerland	12.3%
United Kingdom	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.4%
ASML Holding NV	4.2%
AstraZeneca PLC	3.9%
London Stock Exchange Group PLC	3.7%
Iberdrola SA	3.7%
Compass Group PLC	3.5%
Siemens AG	3.4%
Amadeus IT Group SA	3.3%
Banco Santander SA	3.3%
KBC Group NV	3.1%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047589
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class A
Trading Symbol	CIOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.32%	[11]
AssetsNet	$ 323,452,146
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$323,452,146
# of Portfolio Holdings	96
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	8.8%
Switzerland	2.4%
Belgium	2.6%
Germany	3.0%
Sweden	4.3%
Canada	5.3%
Netherlands	5.7%
Italy	7.5%
Australia	7.7%
United Kingdom	23.9%
Japan	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Euronext NV	2.1%
Chiba Bank Ltd.	2.0%
Supermarket Income Reit PLC	1.8%
BAWAG Group AG	1.7%
Fukuoka Financial Group, Inc.	1.7%
Diploma PLC	1.6%
Tosei Corp.	1.6%
FinecoBank Banca Fineco SpA	1.6%
Hoshizaki Corp.	1.6%
JTC PLC	1.6%
Total	17.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047591
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class C
Trading Symbol	COICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.07%	[12]
AssetsNet	$ 323,452,146
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$323,452,146
# of Portfolio Holdings	96
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	8.8%
Switzerland	2.4%
Belgium	2.6%
Germany	3.0%
Sweden	4.3%
Canada	5.3%
Netherlands	5.7%
Italy	7.5%
Australia	7.7%
United Kingdom	23.9%
Japan	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Euronext NV	2.1%
Chiba Bank Ltd.	2.0%
Supermarket Income Reit PLC	1.8%
BAWAG Group AG	1.7%
Fukuoka Financial Group, Inc.	1.7%
Diploma PLC	1.6%
Tosei Corp.	1.6%
FinecoBank Banca Fineco SpA	1.6%
Hoshizaki Corp.	1.6%
JTC PLC	1.6%
Total	17.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047592
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class I
Trading Symbol	COIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.07%	[13]
AssetsNet	$ 323,452,146
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$323,452,146
# of Portfolio Holdings	96
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	8.8%
Switzerland	2.4%
Belgium	2.6%
Germany	3.0%
Sweden	4.3%
Canada	5.3%
Netherlands	5.7%
Italy	7.5%
Australia	7.7%
United Kingdom	23.9%
Japan	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Euronext NV	2.1%
Chiba Bank Ltd.	2.0%
Supermarket Income Reit PLC	1.8%
BAWAG Group AG	1.7%
Fukuoka Financial Group, Inc.	1.7%
Diploma PLC	1.6%
Tosei Corp.	1.6%
FinecoBank Banca Fineco SpA	1.6%
Hoshizaki Corp.	1.6%
JTC PLC	1.6%
Total	17.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211125
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class R6
Trading Symbol	COIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%	[14]
AssetsNet	$ 323,452,146
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$323,452,146
# of Portfolio Holdings	96
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	8.8%
Switzerland	2.4%
Belgium	2.6%
Germany	3.0%
Sweden	4.3%
Canada	5.3%
Netherlands	5.7%
Italy	7.5%
Australia	7.7%
United Kingdom	23.9%
Japan	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Euronext NV	2.1%
Chiba Bank Ltd.	2.0%
Supermarket Income Reit PLC	1.8%
BAWAG Group AG	1.7%
Fukuoka Financial Group, Inc.	1.7%
Diploma PLC	1.6%
Tosei Corp.	1.6%
FinecoBank Banca Fineco SpA	1.6%
Hoshizaki Corp.	1.6%
JTC PLC	1.6%
Total	17.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023780
Shareholder Report [Line Items]
Fund Name	Calvert Mid-Cap Fund
Class Name	Class A
Trading Symbol	CCAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Mid-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%	[15]
AssetsNet	$ 213,887,377
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$213,887,377
# of Portfolio Holdings	61
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.4%
Materials	4.6%
Consumer Staples	5.1%
Utilities	5.1%
Health Care	7.7%
Real Estate	7.9%
Information Technology	12.1%
Consumer Discretionary	12.3%
Financials	17.6%
Industrials	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Tradeweb Markets, Inc., Class A	3.2%
Copart, Inc.	3.1%
Motorola Solutions, Inc.	3.0%
AMETEK, Inc.	2.8%
Equity LifeStyle Properties, Inc.	2.7%
AptarGroup, Inc.	2.7%
CMS Energy Corp.	2.6%
Core & Main, Inc., Class A	2.5%
Alliant Energy Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023782
Shareholder Report [Line Items]
Fund Name	Calvert Mid-Cap Fund
Class Name	Class C
Trading Symbol	CCACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Mid-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.93%	[16]
AssetsNet	$ 213,887,377
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$213,887,377
# of Portfolio Holdings	61
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.4%
Materials	4.6%
Consumer Staples	5.1%
Utilities	5.1%
Health Care	7.7%
Real Estate	7.9%
Information Technology	12.1%
Consumer Discretionary	12.3%
Financials	17.6%
Industrials	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Tradeweb Markets, Inc., Class A	3.2%
Copart, Inc.	3.1%
Motorola Solutions, Inc.	3.0%
AMETEK, Inc.	2.8%
Equity LifeStyle Properties, Inc.	2.7%
AptarGroup, Inc.	2.7%
CMS Energy Corp.	2.6%
Core & Main, Inc., Class A	2.5%
Alliant Energy Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023783
Shareholder Report [Line Items]
Fund Name	Calvert Mid-Cap Fund
Class Name	Class I
Trading Symbol	CCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Mid-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[17]
AssetsNet	$ 213,887,377
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$213,887,377
# of Portfolio Holdings	61
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.4%
Materials	4.6%
Consumer Staples	5.1%
Utilities	5.1%
Health Care	7.7%
Real Estate	7.9%
Information Technology	12.1%
Consumer Discretionary	12.3%
Financials	17.6%
Industrials	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Tradeweb Markets, Inc., Class A	3.2%
Copart, Inc.	3.1%
Motorola Solutions, Inc.	3.0%
AMETEK, Inc.	2.8%
Equity LifeStyle Properties, Inc.	2.7%
AptarGroup, Inc.	2.7%
CMS Energy Corp.	2.6%
Core & Main, Inc., Class A	2.5%
Alliant Energy Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized